Advisors Series Trust
c/o U.S. Bank Global Fund Services
2020 East Financial Way, Suite 100
Glendora, California 91741

July 28, 2023

VIA EDGAR TRANSMISSION

United States Securities and Exchange Commission
Division of Investment Management
100 F Street, N.E.
Washington, D.C. 20549

Re:	Advisors Series Trust (the “Trust”)
File Nos.: 333-17391 and 811-07959

Ladies and Gentlemen:

On behalf of the Trust and its series, the Semper MBS Total Return Fund and Semper Short Duration Fund (the “Funds”), attached please find a Preliminary Proxy Statement on Schedule 14A to solicit shareholder approval of a new investment advisory agreement between the Trust, on behalf of the Funds, and Medalist Partners LP.

If you have any questions regarding the enclosed, please do not hesitate to contact the undersigned at (626) 914-7363.

Sincerely,

/s/ Elaine E. Richards
Elaine E. Richards
Secretary
Advisors Series Trust

Enclosures